Cover	Oct. 03, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 03, 2022
Entity File Number	001-40418
Entity Registrant Name	Mountain Crest Acquisition Corp. III
Entity Central Index Key	0001853775
Entity Tax Identification Number	85-2412613
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	311 West 43rd Street
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	646
Local Phone Number	493-6558
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	MCAE
Security Exchange Name	NASDAQ
Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Rights
Trading Symbol	MCAER
Security Exchange Name	NASDAQ
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units
Trading Symbol	MCAEU
Security Exchange Name	NASDAQ